Note 2 - Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
( dollars in thousands)
Purchase Price Consideration:
Cash Consideration	$10,238
Total purchase price for PFB branch acquisition	$10,238

Assets acquired at fair value:
Cash and cash equivalents	$195
Loans	20,430
Premises and equipment, net	773
Core deposit intangible	560
Other assets	123
Total fair value of assets acquired	$22,081

Liabilities assumed at fair value:
Deposits	$12,032
Other liabilities	13
Total fair value of liabilities assumed	$12,045

Net Assets acquired at fair value:	$10,036

Amount of goodwill resulting from acquisition	$202
Purchase Price Consideration (in thousands):
Shares of CBAN Common Stock Issued to LBC Shareholders as of May 1, 2019	1,053,875
Market Price of CBAN Common Stock on May 1, 2019	$17.75
Estimated Fair Value of CBAN Common Stock Issued	18,706
Cash Consideration Paid	15,315
Total Consideration	$34,021

Assets acquired at fair value:
Cash and Cash Equivalents	$15,678
Investments Securities Available for Sale	49,172
Investments Securities Held to Maturity	1,766
Restricted Investments	479
Loans	130,568
Premises and Equipment	3,009
Core Deposit Intangible	3,100
Other Real Owned	243
Prepaid and Other Assets	6,143
Total Fair Value of Assets Acquired	$210,158

Liabilities Assumed at Fair Value:
Deposits	$(189,896)
FHLB Advances	(1,000)
Payables and Other Liabilities	(975)
Total Fair Value of Liabilities Assumed	$(191,871)

Net Assets Acquired at Fair Value:	$18,287

Amount of Goodwill Resulting from Acquisition	$15,734
(dollars in thousands)
Purchase Price Consideration:
Cash Consideration Paid	$833
Total Consideration	$833

Assets acquired at fair value:
Premises and Equipment	$78
Premium on Loan Commitments	209
Other Assets	5
Total Fair Value of Assets Acquired	$292

Liabilities Assumed at Fair Value:
Total Fair Value of Liabilities Assumed	$-

Net Assets Acquired at Fair Value:	$292

Amount of Goodwill Resulting from Acquisition	$541

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
	Contractually required principal and interest	Cash flows expected to be collected	Nonaccretable difference	Fair value of acquired loans at acquisition date
(dollars in thousands)
Performing loans acquired	$20,749	20,749	319	$20,430
(dollars in thousands)
Contractually Required Principal and Interest	$695
Non-accretable Difference	(519)
Cash Flows Expected to be Collected	176
Accretable Yield	-
Total Purchased Credit-Impaired Loans Acquired	$176

LBC Bancshares, Inc [Member]
Notes Tables
Schedule of Business Acquisitions by Acquisition, Acquired Loan Data [Table Text Block]
	Fair value of acquired loans at acquisition date	Contractually required principal and interest payments	Nonaccretable difference
(dollars in thousands)
Acquired receivables subject to ASC 310-30	$176	$695	$(519)
Acquired receivables not subject to ASC 310-30	$130,392	$132,381	$-